UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 444-2850


Signature, Place and Date of Signing:

/s/ Robert Horwitz          Glen Rock, New Jersey         November 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $90,632
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     FORM 13F INFORMATION TABLE
                                                       RH CAPITAL ASSOCIATES
                                                              FORM 13F
                                                             30-Sep-02



                                 Title of               Value     Shares/   Sh/   Put/    Invstmt  Other     Voting Authority
Name of Issuer                   Class      CUSIP       (x$1000)  Prn Amt   Prn   Call    Dscretn  Mgrs.  Sole      Shared  None
--------------                   -----      -----       --------  -------   ---   ----    -------  -----   ----     ------  ----

ABERCROMBIE & FITCH              COM        002896207    2341      119000   SH            Sole            119000
AMERIPATH                        COM        03071d109    2186      146700   SH            Sole            146700
BIG FIVE                         COM        08915p101     700       68300   SH            Sole             68300
BRISTOL MEYERS                   COM        110122108    3265      137200   SH            Sole            137200
CABLEVISION                      COM        12686C109    2906      320711   SH            Sole            320711
CANDIES INC                      COM        137409108      20       16700   SH            Sole             16700
CONSOLIDATED TOMOKA              COM        210226106     228       12750   SH            Sole             12750
CSG SYSTEMS                      COM        126349109     109       10000   SH            Sole             10000
DST SYSTEMS                      COM        233326107    6778      230000   SH            Sole            230000
EQUITY INNS                      COM        294703103    1172      189000   SH            Sole            189000
FIRST CASH FINL SVCS             COM        31942d107     249       26200   SH            Sole             26200
GERBER SCIENTIFIC                COM        373730100    1358      352600   SH            Sole            352600
INAMED CORP.                     COM        453235103    6652      289200   SH            Sole            289200
INFO USA                         COM        456818301    3598      831000   SH            Sole            831000
LIBERTY MEDIA                    COM        530718105    1975      275000   SH            Sole            275000
M T R GAMING                     COM        553769100    1858      201700   SH            Sole            201700
MARVEL ENTERPRISES               COM        57383m108    1915      273500   SH            Sole            273500
META GROUP INC                   COM        591002100     562      267900   SH            Sole            267900
MOORE CORP                       COM        615785102    1424      145300   SH            Sole            145300
NMT MED                          COM        629294109     205       66400   SH            Sole             66400
OMNICARE INC                     COM        681904108    1943       92000   SH            Sole             92000
PARTY CITY CORP                  COM        702145103     323       23500   SH            Sole             23500
PMI GROUP                        COM        69344m101    3350      123100   SH            Sole            123100
SCP POOLS                        COM        784028102     687       25050   SH            Sole             25050
SILICON LABS                     COM        826919102    2062      112500   SH            Sole            112500
SMARTFORCE                       COM        83170a206     330      100000   SH            Sole            100000
SOUNDVIEW TECH GROUP             COM        83611q109     471      362500   SH            Sole            362500
SPX CORP                         COM        784635104    4541       45000   SH            Sole             45000
SYMBOL TECHNOLOGIES              COM        871508107    2973      387600   SH            Sole            387600
TOWER AUTOMOTIVE                 COM        891707101    1853      276600   SH            Sole            276600
TYCO INT'L                       COM        902124106    1058       75000   SH            Sole             75000
USA NETWORKS INC                 COM        902984103     969       50000   SH            Sole             50000
WYETH                            COM        983024100     747       23500   SH            Sole             23500
ADELPHIA 3.25%                   CNV        006848bh7     248     3000000   PRN           Sole           3000000
due 5-1-21
EARTHWEB INC SUB NOTE CONV       CNV        27032cab4    4681    10887000   PRN           Sole          10887000
7.00% due 1-25-05
INTERNET CAP GRP                 CNV        46059caa4    5029    14790000   PRN           Sole          14790000
5.50% due 12-21-04
METAMOR WORLDWIDE 2.94%          CNV        59133paa8    2003     6070000   PRN           Sole           6070000
2.94% due 8-15-04
PEREGRINE SYSTEMS 5.5%           CNV        71366qac5   10644    42790000   PRN           Sole          42790000
5.50% due 11-15-07
TYCO INTL                        CNV        902124ac0    7219    11000000   PRN           Sole          11000000
0.00% due 11-17-20                                      90632




42255.0001 #362376